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July 15, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:   SunAmerica Series Trust
               Post-Effective Amendment No. 38
               Registration File Nos. 33-52742 and 811-07238
               CIK No. 0000892538

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the "Trust"), we are hereby transmitting electronically or filing pursuant to the Securities Act of 1933, and the Investment Company Act of 1940, post-effective amendment no. 38 ("Amendment") to the Trust's registration statement on Form N-1A.

The Trust is filing this Amendment to add Class 3 shares to the Small Company Value Portfolio.

The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Amendment; (b) the Securities and Exchange Commission's (the "Commission") comments and changes to the disclosure in the Amendment made in response to the Commission's comments do not foreclose the Commission from taking any action with respect to the Amendment; and (c) it may not asset the Commission's comments or responses to the Commission's comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

We are filing the Amendment pursuant to Rule 485(a) under the Securities Act, to be effective 60 days after filing.

Any comments to the filing should be forwarded to me at 713-831-5165.

Very truly yours,

/s/ Nori L. Gabert
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Nori L. Gabert
Vice President and Deputy General Counsel
AIG SunAmerica Asset Management Corp.

Enclosures